Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments And Contingencies [Line Items]
Outstanding purchase commitments for inventory components	$ 39,433	$ 11,812
Right-of-Use Asset	$ 1,025	1,077
IIA [Member]
Commitments And Contingencies [Line Items]
Percent of sales derived from research and development, committed amount payable	3.50%
IIA [Member] | Printar [Member]
Commitments And Contingencies [Line Items]
Grants received including interest accrued	$ 7,597	$ 7,299